Interest Income (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of interest income

	Years Ended December 31
	2020	2021	2022
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Interest income
Bank deposits	$5,139.1	$2,834.8	$17,831.3
Financial assets at FVTPL	2.5	—	—
Financial assets at FVTOCI	3,121.9	2,192.5	2,582.3
Financial assets at amortized cost	754.9	681.5	2,008.6

	$9,018.4	$5,708.8	$22,422.2